Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total property and equipment	$ 65,478	$ 63,368
Less accumulated depreciation and amortization	(47,240)	(43,985)
Property and equipment, net	18,238	19,383
Land and Buildings [Member]
Total property and equipment	10,332	10,132
Laboratory Equipment [Member]
Total property and equipment	29,314	28,639
Office and Computer Equipment [Member]
Total property and equipment	5,135	4,641
Furniture, Fixtures and Fittings [Member]
Total property and equipment	20,697	19,956
Construction In Progress [Member]
Total property and equipment	$ 0	$ 0